BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2022
Basis Of Presentation
BASIS OF PRESENTATION

2.1	BASIS OF PRESENTATION

The interim condensed consolidated financial statements for the six months ended June 30, 2022 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting.

The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

The interim condensed consolidated financial statements do not include all the information and footnotes required by International Financial Reporting Standards (“IFRS”) for complete financial statements, and should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Group’s annual report on Form 20-F for the year ended December 31, 2021 (the “2021 Annual Report”).

The condensed consolidated financial statements include the accounts of CHNR and those subsidiaries in which CHNR has direct or indirect controlling interests. The Company’s subsidiaries as of June 30, 2022 are as described in the 2021 Annual Report.

The Company accounted for the common-control acquisitions disclosed in Note 29 of the 2021 Annual Report by using the pooling of interest method. The condensed consolidated statement of comprehensive income includes the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under common control, where this is a shorter period, regardless of the date of the common control combination. In this report, the comparative financial data of have been restated to reflect the business combinations under common control occurred.

For the convenience of readers, amounts in Renminbi, the Chinese currency (“CNY”), have been translated into United States dollars (“US$”) at the applicable rate of US$1.00 = CNY6.6995 as quoted by www.ofx.com as of June 30, 2022, except as otherwise disclosed. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate, or at all.